Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	DWS TAX FREE TRUST
Prospectus Date	rr_ProspectusDate	Oct. 01, 2012
Document Creation Date	dei_DocumentCreationDate	Sep. 26, 2012